Warrants - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares shares	Feb. 28, 2025 USD ($) yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants, Beginning | shares	0
Number of warrants issued | shares	140,000
Number of warrants exercised | shares	0
Number of warrants forfeited of expired | shares	0
Number of warrants, Ending | shares	140,000
Weighted average exercise price, Beginning | $ / shares	$ 0
Weighted average exercise price issued | $ / shares	5
Weighted average exercise price exercised | $ / shares	0
Weighted average exercise price forfeited of expired | $ / shares	0
Weighted average exercise price, Ending | $ / shares	$ 5
Weighted average remaining term issued	5 years
Weighted average remaining term year	4 years 8 months 1 day
Exercise price | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $		5
Stock price | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $		3.76
Expected life of the warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		5
Risk free rate | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		4
Dividend yield | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
Volatility | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		54.43